Shareholder Report, Holdings (Details)	Jan. 31, 2026
PERMANENT PORTFOLIO - CLASS I | Gold Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.32%
PERMANENT PORTFOLIO - CLASS I | Silver Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.32%
PERMANENT PORTFOLIO - CLASS I | Swiss Franc Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.92%
PERMANENT PORTFOLIO - CLASS I | Real Estate and Natural Resource Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.29%
PERMANENT PORTFOLIO - CLASS I | Aggressive Growth Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.23%
PERMANENT PORTFOLIO - CLASS I | Dollar Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.49%
PERMANENT PORTFOLIO - CLASS I | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.43%
PERMANENT PORTFOLIO - CLASS A | Gold Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.32%
PERMANENT PORTFOLIO - CLASS A | Silver Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.32%
PERMANENT PORTFOLIO - CLASS A | Swiss Franc Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.92%
PERMANENT PORTFOLIO - CLASS A | Real Estate and Natural Resource Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.29%
PERMANENT PORTFOLIO - CLASS A | Aggressive Growth Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.23%
PERMANENT PORTFOLIO - CLASS A | Dollar Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.49%
PERMANENT PORTFOLIO - CLASS A | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.43%
PERMANENT PORTFOLIO - CLASS C | Gold Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.32%
PERMANENT PORTFOLIO - CLASS C | Silver Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.32%
PERMANENT PORTFOLIO - CLASS C | Swiss Franc Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.92%
PERMANENT PORTFOLIO - CLASS C | Real Estate and Natural Resource Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.29%
PERMANENT PORTFOLIO - CLASS C | Aggressive Growth Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.23%
PERMANENT PORTFOLIO - CLASS C | Dollar Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.49%
PERMANENT PORTFOLIO - CLASS C | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.43%
SHORT-TERM TREASURY PORTFOLIO - CLASS I | 0 - 1 Months [Member]
Holdings [Line Items]
Percent of Total Investments	12.97%
SHORT-TERM TREASURY PORTFOLIO - CLASS I | 1 - 5 Months [Member]
Holdings [Line Items]
Percent of Total Investments	12.46%
SHORT-TERM TREASURY PORTFOLIO - CLASS I | 5 - 7 Months [Member]
Holdings [Line Items]
Percent of Total Investments	12.29%
SHORT-TERM TREASURY PORTFOLIO - CLASS I | 7 - 10 Months [Member]
Holdings [Line Items]
Percent of Total Investments	12.28%
SHORT-TERM TREASURY PORTFOLIO - CLASS I | 10 - 13 Months [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
SHORT-TERM TREASURY PORTFOLIO - CLASS I | 13 - 14 Months [Member]
Holdings [Line Items]
Percent of Total Investments	12.52%
SHORT-TERM TREASURY PORTFOLIO - CLASS I | 14 - 19 Months [Member]
Holdings [Line Items]
Percent of Total Investments	12.47%
SHORT-TERM TREASURY PORTFOLIO - CLASS I | 19 - 26 Months [Member]
Holdings [Line Items]
Percent of Total Investments	12.51%
VERSATILE BOND PORTFOLIO - CLASS I | AA+ to AA- [Member]
Holdings [Line Items]
Percent of Total Investments	7.89%
VERSATILE BOND PORTFOLIO - CLASS I | A+ to A- [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
VERSATILE BOND PORTFOLIO - CLASS I | BBB+ to BBB- [Member]
Holdings [Line Items]
Percent of Total Investments	48.67%
VERSATILE BOND PORTFOLIO - CLASS I | BB+ to BB- [Member]
Holdings [Line Items]
Percent of Total Investments	9.58%
VERSATILE BOND PORTFOLIO - CLASS I | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	21.86%
VERSATILE BOND PORTFOLIO - CLASS A | AA+ to AA- [Member]
Holdings [Line Items]
Percent of Total Investments	7.89%
VERSATILE BOND PORTFOLIO - CLASS A | A+ to A- [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
VERSATILE BOND PORTFOLIO - CLASS A | BBB+ to BBB- [Member]
Holdings [Line Items]
Percent of Total Investments	48.67%
VERSATILE BOND PORTFOLIO - CLASS A | BB+ to BB- [Member]
Holdings [Line Items]
Percent of Total Investments	9.58%
VERSATILE BOND PORTFOLIO - CLASS A | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	21.86%
VERSATILE BOND PORTFOLIO - CLASS C | AA+ to AA- [Member]
Holdings [Line Items]
Percent of Total Investments	7.89%
VERSATILE BOND PORTFOLIO - CLASS C | A+ to A- [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
VERSATILE BOND PORTFOLIO - CLASS C | BBB+ to BBB- [Member]
Holdings [Line Items]
Percent of Total Investments	48.67%
VERSATILE BOND PORTFOLIO - CLASS C | BB+ to BB- [Member]
Holdings [Line Items]
Percent of Total Investments	9.58%
VERSATILE BOND PORTFOLIO - CLASS C | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	21.86%
AGGRESSIVE GROWTH PORTFOLIO - CLASS I | Aerospace Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.97%
AGGRESSIVE GROWTH PORTFOLIO - CLASS I | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.48%
AGGRESSIVE GROWTH PORTFOLIO - CLASS I | Computer Software And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.21%
AGGRESSIVE GROWTH PORTFOLIO - CLASS I | Electrical Equipment And Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.55%
AGGRESSIVE GROWTH PORTFOLIO - CLASS I | Energy Services And Processing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
AGGRESSIVE GROWTH PORTFOLIO - CLASS I | Engineering And Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
AGGRESSIVE GROWTH PORTFOLIO - CLASS I | Entertainment And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.51%
AGGRESSIVE GROWTH PORTFOLIO - CLASS I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
AGGRESSIVE GROWTH PORTFOLIO - CLASS I | Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
AGGRESSIVE GROWTH PORTFOLIO - CLASS I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%
AGGRESSIVE GROWTH PORTFOLIO - CLASS I | Natural Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.11%
AGGRESSIVE GROWTH PORTFOLIO - CLASS I | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.74%
AGGRESSIVE GROWTH PORTFOLIO - CLASS I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.87%
AGGRESSIVE GROWTH PORTFOLIO - CLASS I | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.92%
AGGRESSIVE GROWTH PORTFOLIO - CLASS I | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.54%
AGGRESSIVE GROWTH PORTFOLIO - CLASS I | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%
AGGRESSIVE GROWTH PORTFOLIO - CLASS A | Aerospace Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.97%
AGGRESSIVE GROWTH PORTFOLIO - CLASS A | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.48%
AGGRESSIVE GROWTH PORTFOLIO - CLASS A | Computer Software And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.21%
AGGRESSIVE GROWTH PORTFOLIO - CLASS A | Electrical Equipment And Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.55%
AGGRESSIVE GROWTH PORTFOLIO - CLASS A | Energy Services And Processing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
AGGRESSIVE GROWTH PORTFOLIO - CLASS A | Engineering And Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
AGGRESSIVE GROWTH PORTFOLIO - CLASS A | Entertainment And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.51%
AGGRESSIVE GROWTH PORTFOLIO - CLASS A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
AGGRESSIVE GROWTH PORTFOLIO - CLASS A | Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
AGGRESSIVE GROWTH PORTFOLIO - CLASS A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%
AGGRESSIVE GROWTH PORTFOLIO - CLASS A | Natural Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.11%
AGGRESSIVE GROWTH PORTFOLIO - CLASS A | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.74%
AGGRESSIVE GROWTH PORTFOLIO - CLASS A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.87%
AGGRESSIVE GROWTH PORTFOLIO - CLASS A | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.92%
AGGRESSIVE GROWTH PORTFOLIO - CLASS A | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.54%
AGGRESSIVE GROWTH PORTFOLIO - CLASS A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%
AGGRESSIVE GROWTH PORTFOLIO - CLASS C | Aerospace Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.97%
AGGRESSIVE GROWTH PORTFOLIO - CLASS C | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.48%
AGGRESSIVE GROWTH PORTFOLIO - CLASS C | Computer Software And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.21%
AGGRESSIVE GROWTH PORTFOLIO - CLASS C | Electrical Equipment And Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.55%
AGGRESSIVE GROWTH PORTFOLIO - CLASS C | Energy Services And Processing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
AGGRESSIVE GROWTH PORTFOLIO - CLASS C | Engineering And Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
AGGRESSIVE GROWTH PORTFOLIO - CLASS C | Entertainment And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.51%
AGGRESSIVE GROWTH PORTFOLIO - CLASS C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
AGGRESSIVE GROWTH PORTFOLIO - CLASS C | Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
AGGRESSIVE GROWTH PORTFOLIO - CLASS C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%
AGGRESSIVE GROWTH PORTFOLIO - CLASS C | Natural Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.11%
AGGRESSIVE GROWTH PORTFOLIO - CLASS C | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.74%
AGGRESSIVE GROWTH PORTFOLIO - CLASS C | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.87%
AGGRESSIVE GROWTH PORTFOLIO - CLASS C | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.92%
AGGRESSIVE GROWTH PORTFOLIO - CLASS C | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.54%
AGGRESSIVE GROWTH PORTFOLIO - CLASS C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%